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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: MARCH 31, 2009            =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO  APRIL 1, 2009                           =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      50                          =
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Form 13F Information Table Value Total:        $88,776                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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AARON RENTS INC                COM              002535201     1017    =
38140 SH       DEFINED                     0        0    38140
ABBOTT LABORATORIES            COM              002824100     2290    =
48015 SH       DEFINED                     0        0    48015
AFFILIATED COMPUTER SVCS INC      CLASS A       008190100     3121    =
65160 SH       DEFINED                     0        0    65160
AMEDISYS INC                   COM              023436108      640    =
23280 SH       DEFINED                     0        0    23280
AMERISAFE INC                  COM              03071H100      661    =
43160 SH       DEFINED                     0        0    43160
AMGEN INC                      COM              031162100     3063    =
61850 SH       DEFINED                     0        0    61850
APOLLO GROUP INC CL A          COM              037604105     2997    =
38260 SH       DEFINED                     0        0    38260
BUCKLE INC                     COM              118440106     1092    =
34215 SH       DEFINED                     0        0    34215
CEPHALON INC                   COM              156708109      718    =
10540 SH       DEFINED                     0        0    10540
CLOROX CO                      COM              189054109     2444    =
47470 SH       DEFINED                     0        0    47470
COGNIZANT TECH SOL CL A        COM              192446102     3496   =
168150 SH       DEFINED                     0        0   168150
CONOCOPHILLIPS                 COM              20825C104     2007    =
51260 SH       DEFINED                     0        0    51260
CUBIC CORP                     COM              229669106      890    =
35120 SH       DEFINED                     0        0    35120
CYBERONICS INC                 COM              23251P102      737    =
55515 SH       DEFINED                     0        0    55515
DANAHER CORP                   COM              235851102     3426    =
63190 SH       DEFINED                     0        0    63190
DAVITA INC                     COM              23918K108     2249    =
51175 SH       DEFINED                     0        0    51175
DENTSPLY INTL INC              COM              249030107      835    =
31100 SH       DEFINED                     0        0    31100
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205      869    =
49170 SH       DEFINED                     0        0    49170
FACTSET RESEARCH SYSTEMS INC   COM              303075105      943    =
18870 SH       DEFINED                     0        0    18870
GEN DYNAMICS CORP              COM              369550108     1916    =
46060 SH       DEFINED                     0        0    46060
HEWLETT PACKARD CORP           COM              428236103     3219   =
100400 SH       DEFINED                     0        0   100400
ITT EDUCATIONAL SVCS INC       COM              45068B109      809     =
6665 SH       DEFINED                     0        0     6665
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205      879    =
40140 SH       DEFINED                     0        0    40140
JOHNSON & JOHNSON              COM              478160104     3062   =
 58205 SH       DEFINED                     0        0    58205
JOS A BANK CLOTHIERS INC       COM              480838101      754    =
27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101     2776   =
130810 SH       DEFINED                     0        0   130810
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1072    =
37220 SH       DEFINED                     0        0    37220
MCDONALDS CORP                 COM              580135101     4041    =
74045 SH       DEFINED                     0        0    74045
NEW JERSEY RES CORP            COM              646025106      699    =
20580 SH       DEFINED                     0        0    20580
NIKE INC CL B                  COM              654106103     3614    =
77070 SH       DEFINED                     0        0    77070
NORFOLK SOUTHERN CORP          COM              655844108     1920    =
56890 SH       DEFINED                     0        0    56890
NSTAR                          COM              67019E107      746    =
23390 SH       DEFINED                     0        0    23390
OMNICARE INC                   COM              681904108      815    =
33290 SH       DEFINED                     0        0    33290
OWENS & MINOR INC (NEW)        COM              690732102     1259   =
 38000 SH       DEFINED                     0        0    38000
PANERA BREAD COMP CL A         COM              69840W108      959    =
17150 SH       DEFINED                     0        0    17150
PETMED EXPRESS INC             COM              716382106      964    =
58510 SH       DEFINED                     0        0    58510
PHARMACEUTICAL PRODUCT DEV INC COM              717124101     1071    =
45160 SH       DEFINED                     0        0    45160
PRECISION CASTPARTS CORP       COM              740189105     2312    =
38605 SH       DEFINED                     0        0    38605
QUALITY SYS INC                COM              747582104     1185    =
26190 SH       DEFINED                     0        0    26190
QUEST DIAGNOSTICS INC          COM              74834L100     3369    =
70960 SH       DEFINED                     0        0    70960
ROSS STORES INC.               COM              778296103     1263    =
35190 SH       DEFINED                     0        0    35190
ST JUDE MEDICAL INC            COM              790849103     3691   =
101605 SH       DEFINED                     0        0   101605
SHANDA INTERACTIVE             COM              81941Q203     1433    =
36240 SH       DEFINED                     0        0    36240
SYBASE INC                     COM              871130100     1915    =
63210 SH       DEFINED                     0        0    63210
SYNAPTICS INC                  COM              87157D109     1235    =
46140 SH       DEFINED                     0        0    46140
SYNIVERSE HOLDINGS INC         COM              87163F106     1613   =
102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     4185   =
163220 SH       DEFINED                     0        0   163220
TETRA TECH INC                 COM              88162G103      900    =
44150 SH       DEFINED                     0        0    44150
II VI INC                      COM              902104108      793    =
46170 SH       DEFINED                     0        0    46170
WATSON PHARMACEUTICALS         COM              942683103      812    =
26090 SH       DEFINED                     0        0    26090
                                                                   =
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